Tax assets and liabilities	12 Months Ended
Dec. 31, 2017
Tax assets and liabilities
Tax assets and liabilities

C8  Tax assets and liabilities

C8.1  Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2017
	At 1 Jan	Movement in income statement	Movement through other comprehensive income and equity	Other movements including foreign currency movements	At 31 Dec

	£m	£m	£m	£m	£m
Deferred tax assets
Unrealised losses or gains on investments	23	(8)	—	(1)	14
Balances relating to investment and insurance contracts	1	—	—	—	1
Short-term temporary differences	4,196	(1,396)	(1)	(267)	2,532
Capital allowances	16	(2)	—	—	14
Unused tax losses	79	(12)	—	(1)	66

Total	4,315	(1,418)	(1)	(269)	2,627

Deferred tax liabilities
Unrealised losses or gains on investments	(1,534)	(177)	(55)	18	(1,748)
Balances relating to investment and insurance contracts	(730)	(156)	—	14	(872)
Short-term temporary differences	(3,071)	870	(26)	186	(2,041)
Capital allowances	(35)	(3)	—	(16)	(54)

Total	(5,370)	534	(81)	202	(4,715)

Of the short-term temporary differences of £2,532 million relating to deferred tax assets, £1,799 million relating to the US insurance operations is expected to be recovered in line with the run off of the in-force book, and the remaining balances of the £733 million are expected to be recovered within 10 years.

The reduction in the US corporate income tax rate to 21 per cent from 1 January 2018 was substantively enacted on 22 December 2017. The remeasurement to 21 per cent reduced deferred tax assets subject to US taxation by £1,587 million and deferred tax liabilities by £1,368 million. The £219 million net reduction was reflected partly in the income statement (£445 million charge attributable to shareholders and £92 million benefit to policyholders) and partly through reserves in other comprehensive income (£134 million benefit).

The deferred tax balances at 31 December 2017 and 2016 arise in the following parts of the Group:

	Deferred tax assets		Deferred tax liabilities
	2017	2016*	2017	2016*

	£m	£m	£m	£m
Asia operations	112	107	(1,152)	(935)
US operations	2,300	3,979	(1,845)	(2,832)
UK and Europe	157	174	(1,703)	(1,592)
Other operations	58	55	(15)	(11)

Total	2,627	4,315	(4,715)	(5,370)

*			The 2016 comparative results have been re-presented from those previously published for the reassessment of the Group's operating segments as described in note B1.3.

Under IAS 12, 'Income Taxes', deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on the tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Deferred tax assets are recognised to the extent that they are regarded as recoverable, that is to the extent that, on the basis of all available evidence, it can be regarded as more likely than not that there will be suitable taxable profits from which the future reversal of the underlying temporary differences can be deducted.

The taxation regimes applicable across the Group often apply separate rules to trading and capital profits and losses. The distinction between temporary differences that arise from items of either a trading or capital nature may affect the recognition of deferred tax assets. For the 2017 full year results and financial position at 31 December 2017 the following tax benefits have not been recognised:

	2017		2016
	Tax benefit	Losses	Tax benefit	Losses

	£m	£bn	£m	£bn
Capital losses	79	0.4	89	0.4
Trading losses	74	0.3	41	0.2

Of the unrecognised trading losses, losses of £41 million will expire within the next seven years, the rest have no expiry date.

C8.2  Current tax

Of the £613 million (2016: £440 million) current tax recoverable, the majority is expected to be recovered in one year or less. The current tax recoverable includes £112 million in relation to the ongoing litigation relating to the historic tax treatment of dividends received from overseas portfolio investments of life insurance companies. The Prudential Assurance Company Limited (PAC) is the test case for this litigation. In April 2016, the UK Court of Appeal found in PAC's favour on all substantive points in the litigation. HM Revenue & Customs's appeal against the Court of Appeal's judgment was heard by the Supreme Court in February 2018. A decision is expected later in 2018.

The current tax liability of £537 million (2016: £649 million) includes £139 million (2016: £89 million) of provisions for uncertain tax matters. Further detail is provided in note B4.